Real Estate Investments, Net - Additional Information (Detail)	1 Months Ended			3 Months Ended		12 Months Ended			71 Months Ended	74 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 Building	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Building facility	Dec. 31, 2019 USD ($) Building	Dec. 31, 2018 USD ($) Building	Dec. 31, 2020 USD ($) Building	Mar. 31, 2021 USD ($) Building
Real Estate Properties [Line Items]
Ownership Percentage, Properties						100.00%	100.00%
Depreciation				$ 7,914,000	$ 7,839,000	$ 31,563,000	$ 27,435,000	$ 16,723,000
Capitalized acquisition costs and fees additions				94,000		2,545,000	6,461,000	13,021,000
Number of Buildings Acquired from Unaffiliated Parties | Building									94	94
Impairment of real estate investments						3,642,000	0	0
Related party transaction, expenses from transactions with related party				3,133,000	$ 4,284,000	$ 13,350,000	16,296,000	22,355,000
Acquisition Aggregated Cost Of Acquired Properties Purchase Price									$ 1,089,431,000	$ 1,092,381,000
Senior Housing-RIDEA [Member]
Real Estate Properties [Line Items]
Number of Senior Housing-RIDEA Impaired | facility						2
Impairment of real estate investments							0	0
Medical Office Building
Real Estate Properties [Line Items]
Capital expenditures incurred				776,000		$ 5,556,000	4,537,000	3,643,000
Senior Housing-RIDEA [Member]
Real Estate Properties [Line Items]
Capital expenditures incurred				315,000		1,767,000	2,505,000	5,342,000
Impairment of real estate investments						3,642,000
Property, Plant, and Equipment, Fair Value Disclosure	$ 6,415,000					6,415,000			$ 6,415,000
Skilled Nursing Facilities
Real Estate Properties [Line Items]
Capital expenditures incurred				0		657,000	0	0
Senior Housing
Real Estate Properties [Line Items]
Capital expenditures incurred				$ 0		$ 0	$ 75,000	$ 0
Advisor
Real Estate Properties [Line Items]
Base Acquisition Fee For Property Acquired				2.25%		2.25%
Contingent Advisor Payment Fee						2.25%	2.25%
Overland Park MOB [Member]
Real Estate Properties [Line Items]
Payments of Earn-Out		$ 1,483,000
Acquisition Fee of Earn-out Amount		$ 34,000
Acquisition Fee of Earn-Out Amount, Percent		2.25%
Catalina Madera ALF [Member]
Real Estate Properties [Line Items]
Payments of Earn-Out	360,000
Acquisition Fee of Earn-out Amount	$ 8,000
Acquisition Fee of Earn-Out Amount, Percent	2.25%
Contingent Advisor Payment Incurred [Member]
Real Estate Properties [Line Items]
Related party transaction, expenses from transactions with related party						$ 20,982,000	$ 20,982,000
Base Acquisition Fee For Property Acquired								2.25%
2020 Acquisitions [Member]
Real Estate Properties [Line Items]
Number of Buildings Acquired from Unaffiliated Parties | Building						7
Acquisition Aggregated Cost Of Acquired Properties Purchase Price						$ 64,699,000
Acquisition fee						1,404,000
Lines Of Credit Related To Acquisition Of Properties						$ 62,700,000
2019 Acquisitions [Member]
Real Estate Properties [Line Items]
Number of Buildings Acquired from Unaffiliated Parties | Building							18
Acquisition Aggregated Cost Of Acquired Properties Purchase Price							$ 201,200,000
Acquisition fee							4,944,000
Lines Of Credit Related To Acquisition Of Properties							141,100,000
2019 Acquisitions [Member] | Contingent Advisor Payment Incurred [Member]
Real Estate Properties [Line Items]
Related party transaction, expenses from transactions with related party							$ 418,000
2018 Acquisitions [Member]
Real Estate Properties [Line Items]
Ownership Percentage, Properties								100.00%
Number of Buildings Acquired from Unaffiliated Parties | Building								29
Acquisition Aggregated Cost Of Acquired Properties Purchase Price								$ 355,549,000
Acquisition fee								15,988,000
Lines Of Credit Related To Acquisition Of Properties								$ 335,600,000
2018 Acquisitions [Member] | Advisor
Real Estate Properties [Line Items]
Base Acquisition Fee For Property Acquired								2.25%
2018 Acquisitions [Member] | Contingent Advisor Payment Incurred [Member]
Real Estate Properties [Line Items]
Related party transaction, expenses from transactions with related party								$ 7,994,000
Athens MOB Portfolio
Real Estate Properties [Line Items]
Acquisition Aggregated Cost Of Acquired Properties Purchase Price				$ 2,950,000
Acquisition fee				66,000
Lines Of Credit Related To Acquisition Of Properties				$ 2,000,000
Pinnacle Beaumont ALF and Pinnacle Warrenton ALF [Member]
Real Estate Properties [Line Items]
Joint venture ownership interest			98.00%					98.00%
Michigan ALF Portfolio Five [Member]
Real Estate Properties [Line Items]
Number of Buildings Added to Portfolio | Building							3
Number of Buildings Acquired | Building			6
Acquisition Aggregated Cost Of Acquired Properties Purchase Price							$ 14,000,000
Acquisition fee							315,000
Lines Of Credit Related To Acquisition Of Properties							$ 3,500,000
Catalina West Haven ALF and Catalina Madera ALF [Member]
Real Estate Properties [Line Items]
Joint venture ownership interest	90.00%					90.00%			90.00%
Louisiana Senior Housing Portfolio [Member]
Real Estate Properties [Line Items]
Joint venture ownership interest	90.00%			90.00%		90.00%			90.00%	90.00%
Acquisition Aggregated Cost Of Acquired Properties Purchase Price						$ 34,000,000
Acquisition fee						737,000
Lines Of Credit Related To Acquisition Of Properties						$ 32,700,000